Intangible Assets - Changes in Goodwill by Business Segment (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Reclassification of goodwill			¥ 112,337
Goodwill		¥ 4,707
International Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Reclassification of goodwill			¥ 8,166
Goodwill	¥ 4,707	¥ 4,707